Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth compensation information for our Chief Executive Officer, referred to below as our PEO, and our other NEOs for purposes of comparing their compensation to the value of our shareholders’ investments and our results of operations, calculated in accordance with SEC regulations, for fiscal years 2023, 2022, 2021 and 2020. In accordance with transitional relief under the SEC rules, only four years of information is required as this is the Company’s second year of disclosure under Item 402(v) of Regulation S-K.

	(1)	(1) (2)	(1)	(1)(2)	(3)	(4)		(5)
					Value of initial fixed $100 investment based on:
Year	Summary Compensation table total for PEO	Compensation actually paid to PEO	Average summary Compensation table total for non-PEO NEOs	Average Compensation actually paid to non-PEO NEOs	Total share- holder return	NASDAQ Biotechnology Index Total share- holder return	Net Loss (in thousands)	Company- selected measure
2023	$9,896,629	$9,643,777	$3,553,199	$3,429,516	$77.00	$118.87	$(239,238)	$—
2022	$8,322,402	$28,012,845	$3,201,133	$10,647,212	$74.62	$113.65	$(187,134)	$—
2021	$8,054,631	$(11,115,528)	$4,511,767	$(2,163,524)	$36.55	$126.45	$(130,403)	$—
2020	$7,304,689	$1,832,118	$2,395,052	$850,394	$78.82	$126.42	$(102,901)	$—

(1)
For each fiscal year, represents amount reported for our PEOs and average amount reported for our NEOs, in each case in the Total column of the Summary of Compensation Table. Our PEOs and NEOs for each of these fiscal years are shown below:

Year	CEO	Non-CEO NEOs
2023	Herriot Tabuteau, M.D.	Nick Pizzie, C.P.A., M.B.A., Mark Jacobson, M.A., Hunter Murdock, Esq.
2022	Herriot Tabuteau, M.D.	Nick Pizzie, C.P.A., M.B.A., Mark Jacobson, M.A., Hunter Murdock, Esq.
2021	Herriot Tabuteau, M.D.	Nick Pizzie, C.P.A., M.B.A., Mark Jacobson, M.A.
2020	Herriot Tabuteau, M.D.	Nick Pizzie, C.P.A., M.B.A., Mark Jacobson, M.A., David Marek

(2)
Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our non-CEO NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the Summary Compensation Table for the applicable fiscal year, adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. Equity values are calculated in accordance with ASC 718.
(3)
Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in the Company’s common stock on December 31, 2019.
(4)
Represents NASDAQ Biotechnology Index total shareholder return.
(5)
For much of the Company’s history, Axsome was a research and development company without revenue, and therefore, we did not have any specific financial performance measures linked to executive compensation. However, our Compensation Committee approved robust operational, commercial, clinical, strategic, and other performance goals discussed further below. In the future, this may change, and the Compensation Committee may adopt certain financial measures as one or more corporate goals and objectives.

The following two tables represent the adjustments made during each year in the Pay versus Performance (“PvP”) table to determine the "compensation actually paid" to our Principal Executive Officer during each year.

		(a)	(b)
Year	Reported Summary Compensation Table Total for Dr. Tabuteau	Reported Value of Equity Awards for Dr. Tabuteau	Aggregate Equity Award Adjustments for Dr. Tabuteau	Compensation Actually Paid to Dr. Tabuteau
2023	$9,896,629	$(8,501,168)	$8,248,316	$9,643,777
2022	$8,322,402	$(7,001,434)	$26,691,877	$28,012,845
2021	$8,054,631	$(6,999,606)	$(12,170,553)	$(11,115,528)
2020	$7,304,689	$(6,281,189)	$808,618	$1,832,118

(a)
Represents the reported value of equity awards as reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable year.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant besides the difference in grant price and ending applicable year share price. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Dr. Tabuteau	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Dr. Tabuteau	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Dr. Tabuteau	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Dr. Tabuteau	Fair Value at Last Day of Prior Year of Equity Awards Failed to Meet Vesting Conditions During Year for Dr. Tabuteau

Dollar Value of any Dividends or Other Earnings Paid on Stock or Option Awards During Year Prior to the Vesting Date that are not otherwise included in the Total Compensation During Year for
Dr. Tabuteau

							Aggregate Equity Awards Adjustment
2023	$9,047,580	$(45,740)	$1,145,283	$(1,898,807)	$—	$—	$8,248,316
2022	$17,258,108	$6,410,202	$1,795,203	$1,228,364	$—	$—	$26,691,877
2021	$3,465,249	$(10,256,116)	$499,935	$(5,879,621)	$—	$—	$(12,170,553)
2020	$11,837,825	$(6,095,467)	$1,950,492	$(6,884,232)	$—	$—	$808,618

The following two tables represent the adjustments made during each year in the PvP table to determine the "compensation actually paid" to our non-CEO NEOs during each year.

		(a)	(b)
Year	Reported Summary Compensation Table Total for non-PEO NEOs	Reported Value of Equity Awards for non-PEO NEOs	Aggregate Equity Award Adjustments for non-PEO NEOs	Compensation Actually Paid to non-PEO NEOs
2023	3,553,199	(2,766,988)	2,643,305	3,429,516
2022	3,201,133	(2,450,136)	9,896,215	10,647,212
2021	4,511,767	(3,957,422)	(2,717,869)	(2,163,524)
2020	2,395,052	(1,705,261)	160,602	850,394

(a)
Represents the reported value of equity awards as reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable year.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant besides the difference in grant price and ending applicable year share price. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Fair Value at Last Day of Prior Year of Equity Awards Failed to Meet Vesting Conditions During Year for Non-PEO NEOs

Dollar Value of any Dividends or Other Earnings Paid on Stock or Option Awards During Year Prior to the Vesting Date that are not otherwise included in the Total Compensation During Year for Non-PEO NEOs

							Aggregate Equity Awards Adjustment
2023	$2,944,798	$(43,134)	$372,802	$(631,161)	$—	$—	$2,643,305
2022	$6,039,799	$2,701,764	$626,942	$527,710	$—	$—	$9,896,215
2021	$2,495,052	$(3,349,097)	$199,967	$(2,063,791)	$—	$—	$(2,717,869)
2020	$3,382,929	$(2,193,686)	$557,468	$(1,586,109)	$—	$—	$160,602

Named Executive Officers, Footnote
(1)
For each fiscal year, represents amount reported for our PEOs and average amount reported for our NEOs, in each case in the Total column of the Summary of Compensation Table. Our PEOs and NEOs for each of these fiscal years are shown below:

Year	CEO	Non-CEO NEOs
2023	Herriot Tabuteau, M.D.	Nick Pizzie, C.P.A., M.B.A., Mark Jacobson, M.A., Hunter Murdock, Esq.
2022	Herriot Tabuteau, M.D.	Nick Pizzie, C.P.A., M.B.A., Mark Jacobson, M.A., Hunter Murdock, Esq.
2021	Herriot Tabuteau, M.D.	Nick Pizzie, C.P.A., M.B.A., Mark Jacobson, M.A.
2020	Herriot Tabuteau, M.D.	Nick Pizzie, C.P.A., M.B.A., Mark Jacobson, M.A., David Marek

PEO Total Compensation Amount	$ 9,896,629	$ 8,322,402	$ 8,054,631	$ 7,304,689
PEO Actually Paid Compensation Amount	$ 9,643,777	28,012,845	(11,115,528)	1,832,118
Adjustment To PEO Compensation, Footnote
(2)
Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our non-CEO NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the Summary Compensation Table for the applicable fiscal year, adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. Equity values are calculated in accordance with ASC 718.
(3)
Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in the Company’s common stock on December 31, 2019.
(4)
Represents NASDAQ Biotechnology Index total shareholder return.
(5)
For much of the Company’s history, Axsome was a research and development company without revenue, and therefore, we did not have any specific financial performance measures linked to executive compensation. However, our Compensation Committee approved robust operational, commercial, clinical, strategic, and other performance goals discussed further below. In the future, this may change, and the Compensation Committee may adopt certain financial measures as one or more corporate goals and objectives.

The following two tables represent the adjustments made during each year in the Pay versus Performance (“PvP”) table to determine the "compensation actually paid" to our Principal Executive Officer during each year.

		(a)	(b)
Year	Reported Summary Compensation Table Total for Dr. Tabuteau	Reported Value of Equity Awards for Dr. Tabuteau	Aggregate Equity Award Adjustments for Dr. Tabuteau	Compensation Actually Paid to Dr. Tabuteau
2023	$9,896,629	$(8,501,168)	$8,248,316	$9,643,777
2022	$8,322,402	$(7,001,434)	$26,691,877	$28,012,845
2021	$8,054,631	$(6,999,606)	$(12,170,553)	$(11,115,528)
2020	$7,304,689	$(6,281,189)	$808,618	$1,832,118

(a)
Represents the reported value of equity awards as reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable year.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant besides the difference in grant price and ending applicable year share price. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Dr. Tabuteau	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Dr. Tabuteau	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Dr. Tabuteau	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Dr. Tabuteau	Fair Value at Last Day of Prior Year of Equity Awards Failed to Meet Vesting Conditions During Year for Dr. Tabuteau

Dollar Value of any Dividends or Other Earnings Paid on Stock or Option Awards During Year Prior to the Vesting Date that are not otherwise included in the Total Compensation During Year for
Dr. Tabuteau

							Aggregate Equity Awards Adjustment
2023	$9,047,580	$(45,740)	$1,145,283	$(1,898,807)	$—	$—	$8,248,316
2022	$17,258,108	$6,410,202	$1,795,203	$1,228,364	$—	$—	$26,691,877
2021	$3,465,249	$(10,256,116)	$499,935	$(5,879,621)	$—	$—	$(12,170,553)
2020	$11,837,825	$(6,095,467)	$1,950,492	$(6,884,232)	$—	$—	$808,618

Non-PEO NEO Average Total Compensation Amount	$ 3,553,199	3,201,133	4,511,767	2,395,052
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,429,516	10,647,212	(2,163,524)	850,394
Adjustment to Non-PEO NEO Compensation Footnote

The following two tables represent the adjustments made during each year in the PvP table to determine the "compensation actually paid" to our non-CEO NEOs during each year.

		(a)	(b)
Year	Reported Summary Compensation Table Total for non-PEO NEOs	Reported Value of Equity Awards for non-PEO NEOs	Aggregate Equity Award Adjustments for non-PEO NEOs	Compensation Actually Paid to non-PEO NEOs
2023	3,553,199	(2,766,988)	2,643,305	3,429,516
2022	3,201,133	(2,450,136)	9,896,215	10,647,212
2021	4,511,767	(3,957,422)	(2,717,869)	(2,163,524)
2020	2,395,052	(1,705,261)	160,602	850,394

(a)
Represents the reported value of equity awards as reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable year.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant besides the difference in grant price and ending applicable year share price. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Fair Value at Last Day of Prior Year of Equity Awards Failed to Meet Vesting Conditions During Year for Non-PEO NEOs

Dollar Value of any Dividends or Other Earnings Paid on Stock or Option Awards During Year Prior to the Vesting Date that are not otherwise included in the Total Compensation During Year for Non-PEO NEOs

							Aggregate Equity Awards Adjustment
2023	$2,944,798	$(43,134)	$372,802	$(631,161)	$—	$—	$2,643,305
2022	$6,039,799	$2,701,764	$626,942	$527,710	$—	$—	$9,896,215
2021	$2,495,052	$(3,349,097)	$199,967	$(2,063,791)	$—	$—	$(2,717,869)
2020	$3,382,929	$(2,193,686)	$557,468	$(1,586,109)	$—	$—	$160,602

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return Amount	$ 77	74.62	36.55	78.82
Peer Group Total Shareholder Return Amount	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (239,238,000)	$ (187,134,000)	$ (130,403,000)	$ (102,901,000)
Company Selected Measure Amount	0	0	0	0
PEO Name	Herriot Tabuteau, M.D.	Herriot Tabuteau, M.D.	Herriot Tabuteau, M.D.	Herriot Tabuteau, M.D.
Non PEO Name	Nick Pizzie, C.P.A., M.B.A., Mark Jacobson, M.A., Hunter Murdock, Esq.	Nick Pizzie, C.P.A., M.B.A., Mark Jacobson, M.A., Hunter Murdock, Esq.	Nick Pizzie, C.P.A., M.B.A., Mark Jacobson, M.A.	Nick Pizzie, C.P.A., M.B.A., Mark Jacobson, M.A., David Marek
PEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,501,168)	$ (7,001,434)	$ (6,999,606)	$ (6,281,189)
PEO | Aggregate Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,248,316	26,691,877	(12,170,553)	808,618
PEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,047,580	17,258,108	3,465,249	11,837,825
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,740)	6,410,202	(10,256,116)	(6,095,467)
PEO | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,145,283	1,795,203	499,935	1,950,492
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,898,807)	1,228,364	(5,879,621)	(6,884,232)
PEO | Fair Value At Last Day Of Prior Year Of Equity Awards Failed To Meet Vesting Conditions During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dollar Value Of Any Dividends Or Other Earnings Paid On Stock Or Option Awards During Year Prior To The Vesting Date That Are Not Otherwise Included In The Total Compensation During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Aggregate Equity Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,248,316	26,691,877	(12,170,553)	808,618
Non-PEO NEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,766,988)	(2,450,136)	(3,957,422)	(1,705,261)
Non-PEO NEO | Aggregate Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,643,305	9,896,215	(2,717,869)	160,602
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,944,798	6,039,799	2,495,052	3,382,929
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,134	2,701,764	(3,349,097)	(2,193,686)
Non-PEO NEO | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	372,802	626,942	199,967	557,468
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	631,161	527,710	(2,063,791)	(1,586,109)
Non-PEO NEO | Fair Value At Last Day Of Prior Year Of Equity Awards Failed To Meet Vesting Conditions During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dollar Value Of Any Dividends Or Other Earnings Paid On Stock Or Option Awards During Year Prior To The Vesting Date That Are Not Otherwise Included In The Total Compensation During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Equity Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,643,305	$ 9,896,215	$ (2,717,869)	$ 160,602